Operating leases	12 Months Ended
Dec. 31, 2018
Disclosure of leases [Abstract]
Operating leases
Operating leases

Non-cancellable operating lease rentals are payable as follows:

	As of December 31,
(In $ million)	2018	2017
Less than one year	104	110
Between 1 and 5 years	229	244
More than 5 years	50	63
Total	383	417

During the year ended December 31, 2018, $146 million of operating lease expense was recognized in the statement of comprehensive income as a component of profit or loss (2017: $133 million; 2016: $114 million).